Document and Entity Information	Nov. 01, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000073124
Document Type	8-K
Document Period End Date	Nov. 01, 2019
Entity Registrant Name	NORTHERN TRUST CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-36609
Entity Tax Identification Number	36-2723087
Entity Address, Address Line One	50 South LaSalle Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	630-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.66 2/3 Par Value
Trading Symbol	NTRS
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/1000th interest in a share of Series C Non-Cumulative Perpetual Preferred Stock
Trading Symbol	NTRSP
Security Exchange Name	NASDAQ